CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY shares in Thousands, $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Retained earnings (deficit) USD ($)	Non- controlling interests USD ($)
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2018 | shares		994,622
Beginning balance equity at Dec. 31, 2018	$ 1,652,853	$ 2,234,050	$ 70,889	$ (146,153)	$ (547,839)	$ 41,906
Net income	315,841				293,382	22,459
Dividends paid (Note 11)	(10,268)				(10,268)
Unrealized gain on investments	$ 1,082			1,082
Shares issued on exercise of stock options (in shares) | shares	35,340	34,116
Shares issued on exercise of stock options (Note 11)	$ 71,568	$ 71,568
Shares pending issuance on exercise of stock options (in shares) | shares		579
Shares pending issuance on exercise of stock options	1,500	$ 1,500
Shares issued on vesting of RSUs (in shares) | shares		1,083
Shares issued on vesting of RSUs (Note 11)	0	$ 2,895	(2,895)
Interest on loan to non-controlling interest (Note 13)	524				3,480	(2,956)
Share-based payments (Note 11)	18,552		18,552
Transfer to share capital on exercise of stock options	0	$ 29,861	(29,861)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2019 | shares		1,030,400
Ending balance equity at Dec. 31, 2019	2,051,652	$ 2,339,874	56,685	(145,071)	(261,245)	61,409
Net income	672,413				628,063	44,350
Dividends paid (Note 11)	(115,405)		696		(116,101)
Unrealized gain on investments	$ 6,538			6,538
Shares issued on exercise of stock options (in shares) | shares	19,265	19,265
Shares issued on exercise of stock options (Note 11)	$ 44,651	$ 44,651
Shares issued on vesting of RSUs (in shares) | shares		1,473
Shares issued on vesting of RSUs (Note 11)	0	$ 3,960	(3,960)
Distributions to non-controlling interests (Note 13)	(14,103)					(14,103)
Interest on loan to non-controlling interest (Note 13)	544				3,626	(3,082)
Share-based payments (Note 11)	14,300		14,300
Transfer to share capital on exercise of stock options	0	$ 19,249	(19,249)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2020 | shares		1,051,138
Ending balance equity at Dec. 31, 2020	$ 2,660,590	$ 2,407,734	$ 48,472	$ (138,533)	$ 254,343	$ 88,574